Annual Total Returns - Templeton Developing Markets VIP Fund [BarChart] - FTVIP Class 4-57 - Templeton Developing Markets VIP Fund - Class 4	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	17.41%
Annual Return 2011	(15.88%)
Annual Return 2012	13.06%
Annual Return 2013	(1.07%)
Annual Return 2014	(8.48%)
Annual Return 2015	(19.70%)
Annual Return 2016	17.32%
Annual Return 2017	40.30%
Annual Return 2018	(15.81%)
Annual Return 2019	26.49%